Employee Benefit Plans and Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2017
Plan 2013-15 [Member]
Summary of Share Based Benefit Plan

Plan 2013-2015

	2017	2016	2015
Amount at the beginning of the year	—	188,493	695,015
- Granted	—	9,130	—
- Settled	—	(193,878)	(503,535)
- Expired	—	(3,745)	(2,987)

Amount at end of year(1)	—	—	188,493

Expense recognized during the year	—	6	34
Fair value of shares on grant date (in dollars)	—	14.75	14.75

(1)	The life of the plan in 2016 was 7 months and between 10 and 19 months as of December 2015.

Plan 2014-17 [Member]
Summary of Share Based Benefit Plan

Plan 2014-2017

	2017	2016	2015
Amount at the beginning of the year	99,278	234,130	356,054
- Granted	6,269	6,978	—
- Settled	(105,201)	(123,926)	(118,927)
- Expired	(346)	(17,904)	(2,997)

Amount at end of year(1)	—	99,278	234,130

Expense recognized during the year	8	28	53
Fair value of shares on grant date (in dollars)	33.41	33.41	33.41

(1)	The life of the plan in 2017 was 7 months, whereas the remaining life as of December 31, 2016 was 7 months, and between 7 and 19 months as of December 2015.

Plan 2015-18 [Member]
Summary of Share Based Benefit Plan

Plan 2015-2018

	2017	2016	2015
Amount at the beginning of the year	339,459	602,079	—
- Granted	2,682	—	619,060
- Settled	(168,814)	(202,227)	(888)
- Expired	(11,276)	(60,393)	(16,093)

Amount at end of year(1)	162,051	339,459	602,079

Expense recognized during the year	26	63	37
Fair value of shares on grant date (in dollars)	19.31	19.31	19.31

(1)	The average remaining life of the plan was 7 months as of December 31, 2017, between 7 and 31 months as of December 31, 2016 and between 7 and 31 months as of December 2015.

Plan 2016-19 [Member]
Summary of Share Based Benefit Plan

Plan 2016-2019

	2017	2016
Amount at the beginning of the year	682,307	—
- Granted	—	682,307
- Settled	(228,981)	—
- Expired	(59,354)	—

Amount at end of year(1)	393,972	682,307

Expense recognized during the year	59	56
Fair value of shares on grant date (in dollars)	16.99	16.99

(1)	The average remaining life of the plan is between 7 and 19 months as of December 2017 and between 7 and 31 months as of December 31, 2016.

Plan 2017-2020 [Member]
Summary of Share Based Benefit Plan

Plan 2017-2020

2017
Amount at the beginning of the year	—
- Granted	646,149
- Settled	—
- Expired	(1,200)

Amount at end of year(1)	644,949

Expense recognized during the year	69
Fair value of shares on grant date (in dollars)	20.26

(1)	The average remaining life of the plan is between 7 and 31 months as of December 31, 2017.